Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 4,750	$ 4,267
Purchased performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Purchased performing loan gross carrying value	47,629	68,025
Unamortized fair value mark	(1,587)	(2,317)
Purchased credit impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Unamortized fair value mark	(25)	(61)
Purchase of asset at gross carrying value	$ 139	219
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Severe Downside Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,739	3,572
Modelled allowance account for credit losses of financial assets based on assumptions	$ 2,725	2,800
Expected credit loss period	12 months
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 4,276	3,807
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet	474	460
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,739	3,572
Modelled allowance account for credit losses of financial assets based on assumptions	2,225	2,625
Related to performing loans, assuming 100% severe downside scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,739	3,572
Modelled allowance account for credit losses of financial assets based on assumptions	$ 6,875	$ 6,025